EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation Of Changes In Investments [Roll Forward]
Equity accounted investments, beginning of year	$ 19,547	$ 19,435
Additions	848	484
Disposals and return of capital distributions	(300)	(898)
Share of net (losses) earnings from equity accounted investments	882	331
Distributions received	(268)	(290)
Foreign currency translation	257	(168)
Deconsolidation of India REIT	365	0
Other comprehensive income and other	56	912
Equity accounted investments, end of year	21,244	19,547
Other subsidiaries
Reconciliation Of Changes In Investments [Roll Forward]
Reclassification (to) assets held for sale	143	0
BSREP IV
Reconciliation Of Changes In Investments [Roll Forward]
Reclassification (to) assets held for sale	$ 0	$ 259